Taxes on Income (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended				12 Months Ended
	Jan. 04, 2016	Aug. 05, 2013	Jan. 31, 2017	Dec. 22, 2016	Jul. 31, 2009	Apr. 30, 2004	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate							24.00%	25.00%	26.50%
Change in corporate tax rate	Reduced by 1.5% to a rate of 25%		7.5% in Development Zone A and 12% elsewhere, or 6% in case of a ‘Special Preferred Technological Enterprise’	Reduced from 25% to 23% in two steps.
Period of losses of subsidiary in USA							20 years
Utilization of the subsidiary's tax losses					$ 207
Ownership change in percentage							50.00%
Period of ownership change							three-year
Ownership percentage							5.00%
Carry-forward operating tax losses							$ 96,307
Carry-forward capital tax losses							$ 7,486
Percentage of tax to dividend distribution to corporate shareholder who is not an Israeli resident							4.00%
Percentage of amount of foreign investors in distributing dividends							90.00%
Subsidiary in the U.S. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate							34.00%
Carry-forward operating tax losses							$ 19,882
Patents and know-how serving [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Estimated useful life of intangible assets							8-year
Bottom of range [Member] | Subsidiary in the U.S. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State tax rate							0.75%
Top of range [Member] | Subsidiary in the U.S. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
State tax rate							9.99%
First step [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in corporate tax rate				The first step will be to a rate of 24% as from January 2017
Second step [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in corporate tax rate				The second step will be to a rate of 23% as from January 2018.
Benefits under Israeli Law for Encouragement of Capital Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate						25.00%	20.00%
Period of tax exempt						two years
Period of tax rate in following years						5 years
Period of beginning of year of selection						12 years
Period of benefits of tax		10 consecutive years
Benefits under Israeli Law for Encouragement of Capital Investments [Member] | Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate						10.00%
Benefits under Israeli Law for Encouragement of Capital Investments [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate						25.00%
Special Preferred Technological Enterprise [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate							20.00%
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate							24.00%	25.00%	26.50%
Israel [Member] | Subsidiary in the U.S. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate							12.50%
Development Area A [Member] | Benefits under Israeli Law for Encouragement of Capital Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate		9.00%
Change in corporate tax rate		Reduced tax rate of 5%
Development Area A [Member] | Benefits under Israeli Law for Encouragement of Capital Investments [Member] | Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate							7.50%
Development Area A [Member] | Benefits under Israeli Law for Encouragement of Capital Investments [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate							9.00%
Rest of country [Member] | Benefits under Israeli Law for Encouragement of Capital Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate		16.00%
Change in corporate tax rate		8% in the rest of the country.
U.S.A. [Member] | Subsidiary in the U.S. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate							17.50%